Commitments and contingencies - Lease commitments (Details)	12 Months Ended
	Jun. 30, 2020 CNY (¥) agreement	Jun. 30, 2020 USD ($) agreement	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jul. 01, 2019 USD ($)
Loss Contingencies [Line Items]
Number of Operating Lease Agreements | agreement	7	7
Right of use ("ROU") assets		$ 2,725,747	$ 0
Present value of lease liabilities		$ 1,164,887
Incremental borrowing rate		6.09%
Least cost	¥ 120,000	$ 17,000
Sublease income	¥ 120,000	17,000
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021		216,033
2022		231,738
2023		240,099
2024		247,634
2025		148,825
Thereafter		328,749
Total lease payments		1,413,078
Less: Interest		(248,191)
Present value of lease liabilities		1,164,887
Continuing operations
Loss Contingencies [Line Items]
Present value of lease liabilities		630,254
Rent expense		112,963	30,198	$ 58,541
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Present value of lease liabilities		630,254
Discontinued operations
Loss Contingencies [Line Items]
Present value of lease liabilities		534,633
Rent expense		108,881	$ 318,210	$ 0
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Present value of lease liabilities		534,633
Adjustment | ASU 2016-02
Loss Contingencies [Line Items]
Right of use ("ROU") assets		1,300,000			$ 1,300,000
Present value of lease liabilities		1,300,000			1,300,000
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Present value of lease liabilities		$ 1,300,000			$ 1,300,000